CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (5,304,082)	$ (812,888)	¥ (11,295,652)	¥ (9,638,979)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,046,496	160,383	998,938	474,223
Allowance against receivables			108,459
Expected credit losses	9,654	1,480
Inventory write-downs	5,803	889	10,427	0
Impairment on property, plant and equipment	25,757	3,947	75,278
Foreign exchange loss	457,382	70,097	13,876	36,597
Share-based compensation expenses	187,094	28,673	333,495	679,468
Gain from disposal of an equity investee			(40,722)
Share of losses of equity investee	66,030	10,120	64,478	9,722
Loss on disposal of property, plant and equipment	127,662	19,565	50,845	21,547
Amortization of right-of-use assets	499,225	76,510	522,035
Changes in operating assets and liabilities:
Prepayments and other current assets	135,441	20,757	(68,051)	(835,554)
Amount due from related parties	(119,128)	(18,257)	9,323	24,416
Inventory	(197,828)	(30,319)	569,163	(1,375,862)
Other non-current assets	131,657	20,177	(243,936)	(657,986)
Taxes payable	130,542	20,006	(7,948)	21,398
Trade receivable	237,928	36,464	(681,556)	(756,508)
Trade and notes payable	3,256,552	499,088	241,646	2,635,742
Long-term receivables	20,296	3,110	(83,021)	(574,677)
Operating lease liabilities	(448,466)	(68,730)	(345,323)
Non-current deferred revenue	381,909	58,530	102,391	193,524
Accruals and other liabilities	836,511	128,201	658,895	1,360,510
Amount due to related parties	60,673	9,299	64,347	179,514
Other non-current liabilities	403,786	61,883	220,907	291,137
Net cash (used in)/provided by operating activities	1,950,894	298,985	(8,721,706)	(7,911,768)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(1,127,686)	(172,826)	(1,706,787)	(2,643,964)
Purchases of short-term investments	(7,594,110)	(1,163,848)	(2,202,762)	(8,090,703)
Proceeds from sale of short-term investments	3,738,490	572,949	7,246,465	2,936,000
Loan to related parties				(65,342)
Loan repayment from related parties				34,066
Acquisitions of equity investees	(250,826)	(38,441)	(31,500)	(110,900)
Proceeds from disposal of an equity investee			76,653
Proceeds from disposal of property and equipment	163,072	24,992
Net cash (used in)/provided by investing activities	(5,071,060)	(777,174)	3,382,069	(7,940,843)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	154,861	23,733	50,790	42,251
Capital injection from non-controlling interests				14,500
Deposit from non-controlling interest				47,124
Proceeds from issuance of redeemable non-controlling interests				1,265,900
Repayment of non-recourse loan				82,863
Repurchase of restricted shares				(7,490)
Capital injection from redeemable non-controlling interests holders	5,000,000	766,284
Principal payments on finance leases	(42,529)	(6,518)	(43,916)
Capital withdrawal by non-controlling shareholders	(10,500)	(1,609)
Proceeds from issuance of convertible promissory note - third parties	3,014,628	462,012	2,802,041
Proceeds from issuance of convertible promissory note - related parties	90,499	13,870	1,520,416
Redemption of redeemable non-controlling interests	(2,071,515)	(317,474)
Proceeds from borrowings - third parties	1,605,464	246,048	1,350,781	2,668,461
Repayments of borrowings - third parties	(964,813)	(147,864)	(2,610,958)	(120,205)
Proceeds from borrowings - related parties	260,000	39,847	25,799
Repayment of borrowings - related parties	(285,799)	(43,801)
Proceeds from issuance of ordinary shares, net	34,607,139	5,303,779		7,531,037
Net cash provided by financing activities	41,357,435	6,338,307	3,094,953	11,603,092
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(682,040)	(104,527)	10,166	(56,947)
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	37,555,229	5,755,591	(2,234,518)	(4,306,466)
Cash, cash equivalents and restricted cash at beginning of the year	989,869	151,704	3,224,387	7,530,853
Cash, cash equivalents and restricted cash at end of the year	38,545,098	5,907,295	989,869	3,224,387
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property and equipment	749,799	114,912	1,121,715	1,027,377
Acquisition of an equity investee			35,931
Issuance of restricted shares	54,512	8,354
Conversion of convertible notes to ordinary shares	3,963,299	607,402		33,726,029
Accretion on redeemable non-controlling interests to redemption value	311,670	47,766	126,590	63,297
Accretion on convertible redeemable preferred shares to redemption value				13,667,291
Supplemental Disclosure
Interest paid	333,877	51,169	260,377	112,682
Income taxes paid	¥ 13,172	$ 2,019	¥ 18,189	11,157
Series D
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from collection of receivable from a holder of Series D convertible redeemable preferred shares				78,651
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accretion on convertible redeemable preferred shares to redemption value				¥ 1,216,227